Advance to Suppliers (Tables)	6 Months Ended
Dec. 31, 2025
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consists of the following:
	As of
	December 31, 2025	June 30, 2025
Prepaid service fee	$67,902	$7,403,734
Advance to suppliers	$67,902	$7,403,734